Mezzanine Equity (Details) - USD ($)		6 Months Ended
	Mar. 07, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Series A Preferred Shares [Abstract]
Deemed dividend		$ 1,628,891	$ 1,557,952
Mezzanine equity		127,438,124		$ 125,809,233
Dividends paid		700,000	700,000
Dividends payable		$ 0		37,578,641
Series A Preferred Shares [Member]
Series A Preferred Shares [Abstract]
Preferred shares issued (in shares)	140,000
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred shares, stated amount (in dollars per share)	$ 1,000
Effective interest rate		3.71%
Expected life of preferred stock		9 years
Deemed dividend		$ 1,628,891
Mezzanine equity		127,438,124	$ 124,223,771	$ 125,809,233	$ 122,665,819
Series A Preferred Shares [Member] | Related Party [Member] | Castor [Member]
Series A Preferred Shares [Abstract]
Preferred shares issued (in shares)	140,000
Dividends paid		700,000
Dividends payable		$ 299,444